Share capital - Additional information (Details)					9 Months Ended	12 Months Ended
	Feb. 01, 2021 DKK (kr) shares	Jun. 22, 2020 DKK (kr) shares	Apr. 02, 2020 DKK (kr)	Mar. 26, 2020 DKK (kr) shares	Dec. 31, 2021 DKK (kr) EquityInstruments shares	Dec. 31, 2021 DKK (kr) EquityInstruments shares	Dec. 31, 2020 DKK (kr) EquityInstruments shares	Dec. 31, 2019 DKK (kr) EquityInstruments
Share capital
Increase in authorized share capital			kr 9,013,665
Remaining authorized share capital					kr 1,986,547	kr 1,986,547
Number of shares issued | shares	3,600,841	2,684,461		741,816	233.595
Proceeds from issuance of shares	kr 745,400,000	kr 655,000,000.0		kr 136,500,000		748,975,000	kr 791,503,000	kr 645,145,000
Issuance costs				kr 42,700,000		kr 46,896,000	kr 42,706,000	kr 14,444,000
Number of treasury shares | shares					418,247	418,247	64,223
Treasury shares held (as a percent)						1.00%	0.20%
Fair value of treasury shares					kr 60,700,000	kr 60,700,000	kr 14,100,000
Total outstanding warrants | EquityInstruments					2,209,044	2,209,044	2,019,368	1,709,912
Proceeds from exercise of warrants						kr 26,100,000